SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income (Loss) Per Ordinary Share (Details) - shares	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	15,900,000	15,900,000